Financial assets	6 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Financial assets	Financial assets
a)   Breakdown
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2022 and 31 December 2021 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2022
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	68,715
Equity instruments	10,686	4,165		2,131
Debt instruments	41,668	1,025	2,529	82,664	57,520
Loans and advances	42,166	655	8,496	7,203	1,072,170
Central Banks	8,439	—	—	—	15,760
Credit institutions	18,637	—	1,396	—	48,737
Customers	15,090	655	7,100	7,203	1,007,673
Total	163,235	5,845	11,025	91,998	1,129,690

	EUR million
	31-12-2021
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	54,292
Equity instruments	15,077	4,042		2,453
Debt instruments	26,750	957	2,516	97,922	35,708
Loans and advances	20,834	537	13,441	7,663	1,002,190
Central Banks	3,608	—	—	—	15,657
Credit institutions	10,397	—	3,152	—	39,169
Customers	6,829	537	10,289	7,663	947,364
Total	116,953	5,536	15,957	108,038	1,037,898
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2022 and 31 December 2021:

	EUR million
	30-06-2022				31-12-2021
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	89,724	89	76	89,889	105,458	72	77	105,607
Debt instruments	82,667	1	6	82,674	97,924	2	6	97,932
Loans and advances	7,057	88	70	7,215	7,534	70	71	7,675
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	7,057	88	70	7,215	7,534	70	71	7,675
Financial assets at amortised cost	1,056,866	63,717	32,423	1,153,006	961,511	67,640	31,491	1,060,642
Debt instruments	57,194	157	393	57,744	35,513	126	274	35,913
Loans and advances	999,672	63,560	32,030	1,095,262	925,998	67,514	31,217	1,024,729
Central Banks	15,760	—	—	15,760	15,657	—	—	15,657
Credit institutions	48,746	—	1	48,747	39,175	—	1	39,176
Customers	935,166	63,560	32,029	1,030,755	871,166	67,514	31,216	969,896
Total	1,146,590	63,806	32,499	1,242,895	1,066,969	67,712	31,568	1,166,249
On 30 June 2022, Grupo Santander has EUR 358 million (EUR 420 million on 31 December 2021) of exposure in impaired assets purchased with impairment, of which EUR 303 million still show signs of impairment, which mainly correspond to the business combinations carried out by Grupo Santander.
b)    Impairment allowances of financial assets at amortised cost portfolio
The following is the movement that has taken place, during the first six months ended 30 June 2022 and 2021, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2022	30-06-2021
Balance as at beginning of period	23,164	23,849

Impairment losses charged to income for the period	5,255	4,384
Of which:
Impairment losses charged to income	9,720	9,778
Impairment losses reversed with a credit to income	(4,465)	(5,394)
Write-off of impaired balances against recorded impairment allowance	(5,682)	(4,353)
Exchange differences and other	937	(57)

Balance as at end of period	23,674	23,823

Of which, relating to:
Impaired assets	13,707	14,101
Other assets	9,967	9,722

Of which:
Individually calculated	2,719	3,077
Collectively calculated	20,955	20,746
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2022 and 30 June 2021:

	EUR million
	30-06-2022
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	4,182	5,224	13,546	22,952
Transfers between stages	(455)	381	2,618	2,544
Variation due to credit risk	473	(447)	2,695	2,721
Write-offs	—	—	(5,682)	(5,682)
Exchange differences and other	249	324	332	905
Carrying amount at end of period	4,449	5,482	13,509	23,440

	EUR million
	30-06-2021
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	4,252	5,672	13,647	23,571
Transfers between stages	(474)	747	2,273	2,546
Variation due to credit risk	473	(904)	2,269	1,838
Write-offs	—	—	(4,353)	(4,353)
Exchange differences and other	(104)	33	(2)	(73)
Carrying amount at end of period	4,147	5,548	13,834	23,529
Previously written-off assets recovered during the first six months of 2022 and 2021 amount to EUR 662 million and to EUR 599 million, respectively. In addition, during the first six months of 2022 EUR 169 million were recognized for losses in the income statement due to renegotiation or contractual modifications (no amount being recognized in the first six months of 2021). Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 4,762 million and EUR 3,785 million during the first six months of 2022 and 2021, respectively.
c)  Impaired assets of financial assets at amortised cost portfolio
The movement during the first six months ended 30 June 2022 and 2021, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2022	30-06-2021
Balance as at beginning of period	31,848	31,168
Net additions	5,710	4,842
Written-off assets	(5,682)	(4,353)
Exchange differences and other	850	819
Balance at end of period	32,726	32,476
This amount, after deducting the related allowances, represents Grupo Santander's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
d)    Guarantees received
Following is the breakdown of the value of the guarantees received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real guarantees and other guarantees as of 30 June 2022 and 31 December 2021:

	EUR million
	30-06-2022	31-12-2021
Real guarantees value	625,070	595,038
Of which: Impaired	11,411	11,371
Other guarantees value	96,091	87,791
Of which: Impaired	1,957	1,873
Total value of the guarantees received	721,161	682,829
e) Fair value of financial assets not measured at fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2022 and 31 December 2021:

	EUR million
	30-06-2022		31-12-2021
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	1,072,170	1,065,917	1,002,190	1,006,711
Debt instruments	57,520	55,111	35,708	35,378
ASSETS	1,129,690	1,121,028	1,037,898	1,042,089
The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 50.c of the consolidated annual accounts for the year 2021.